Stockholders'/members' equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders'/members' equity
Stockholders'/members' equity
Subscribed capital (prior to the corporate reorganization, see Note 1)
The historical financial statements of trivago GmbH and its controlled subsidiaries made reference to the members’ equity as trivago GmbH Class A units and trivago GmbH Class B units. The equity of a GmbH was not unitized into shares under German corporate law. However, pursuant to the company’s articles of association, we unitized members’ equity into trivago GmbH Class A units and Class B units, with each trivago GmbH Class B unit having 1/1,000 of the voting rights of a trivago GmbH Class A unit.
Class A and Class B common stock (after the corporate reorganization, see Note 1)
As of December 31, 2016, we had ADSs representing 30,026,635 Class A shares outstanding, 209,008,088 Class B shares outstanding and the Founders will have the right to exchange their shares in trivago GmbH for 110,791,880 Class A shares or Class B shares in trivago N.V. subject to applicable limitations imposed under federal securities law.
Class A and Class B common stock has a par value of €0.06 and €0.60, respectively. The holder of our Class B shares, Expedia, is entitled to ten votes per share, and holders of our Class A shares are entitled to one vote per share. All other terms and preferences of Class A and Class B common stock are the same.
Reserves
Reserves primarily represents the effects of pushdown accounting applied due to the change in control in 2013 in addition to share premium as result of the corporate reorganization and IPO. See Note 1 - Organization and basis of presentation.
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income represents foreign currency translation adjustments for our subsidiaries in foreign locations. As of December 31, 2016, we do not expect to reclassify any amounts included in accumulated other comprehensive income (loss) into earnings during the next 12 months.
Contribution from Parent
The beginning contribution from Parent balance represents the pushdown of share-based compensation expense from Expedia. The change year over year primarily relates to additional share-based compensation expense as well as Expedia corporate expenses allocated to trivago. See Note 1 - Organization and basis of presentation, Note 9 - Share-based awards and other equity instruments and Note 16 - Related party transactions.
Dividends
In December 2016, trivago GmbH agreed to effect a one-time dividend payment in respect of fiscal year 2016. The dividend is in the amount of €0.5 million and will be paid to shareholders of record prior to the IPO, resulting in a €0.2 million cash outflow to trivago N.V.